DIGITAL ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Digital Assets
Revaluation gain	$ 9,798	$ 429,789
Comprehensive income	180,260	249,529
Revaluation surplus	$ 9,798	$ 180,260